Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Earnings Per Share [Abstract]
Net income	$ 592.3	$ 688.7	$ 344.9
Net income allocated to participating securities	2.8	3.0	2.2
Net income allocated to common stockholders	$ 589.5	$ 685.7	$ 342.7
Weighted-average common shares outstanding (in shares)	115,471,395	118,918,701	103,038,271
Dilutive effect of stock options (in shares)	107,029	41,113	5,283
Weighted-average common shares outstanding - assuming dilution (in shares)	115,578,424	118,959,814	103,043,554
Net income per common share (in dollars per share)	$ 5.11	$ 5.77	$ 3.33
Net income per common share - assuming dilution (in dollars per share)	$ 5.10	$ 5.76	$ 3.33